UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: July 31
                                                ---------

                   Date of reporting period: October 31, 2017
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2017 (UNAUDITED)

   PRINCIPAL                                                               STATED         STATED
     VALUE                             DESCRIPTION                         COUPON        MATURITY          VALUE
----------------  -----------------------------------------------------  -----------  --------------  ---------------
MUNICIPAL BONDS - 95.6%

                  CALIFORNIA - 84.0%
$        200,000  Abag CA Fin Auth For Nonprofit Corps Ref Eskaton
                     Properties, Inc. .................................     4.00%        11/15/17     $       200,204
         150,000  Alameda CA Corridor Transprtn Auth Ref
                     Subordinate Lien, Ser A ..........................     5.00%        10/01/25             179,388
         200,000  Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref ..........     5.00%        06/01/35             234,016
         200,000  California Sch Fin Auth Sch Fac Rev Ref Hth
                     Learning Proj, Ser A (a)..........................     4.00%        07/01/25             215,442
         200,000  California Sch Fin Auth Sch Fac Rev Ref Hth
                     Learning Proj, Ser A (a)..........................     5.00%        07/01/32             225,214
         100,000  California St Econ Recovery Prerefunded
                     Ref, Ser A .......................................     5.00%        07/01/18             102,700
         200,000  California St Hlth Facs Fing Auth Rev
                     Adventist Hlth Sys West, Ser A ...................     4.00%        03/01/33             211,628
         150,000  California St Hlth Facs Fing Auth Rev Ref
                     Childrens Hosp, Ser A ............................     5.00%        08/15/33             174,030
         300,000  California St Muni Fin Auth Charter Sch
                     Rev Palmdale Aerospace Academy Proj (a)...........     4.00%        07/01/26             305,937
          75,000  California St Muni Fin Auth Eductnl Rev
                     Ref American Heritage Edu, Ser A .................     4.00%        06/01/26              82,301
         255,000  California St Muni Fin Auth Rev Ref Biola Univ ......     5.00%        10/01/37             299,406
         250,000  California St Muni Fin Auth Rev Ref
                     Eisenhower Med Ctr, Ser A ........................     5.00%        07/01/29             295,580
         150,000  California St Muni Fin Auth Revenue Channing
                     House Project, Ser B .............................     5.00%        05/15/32             180,168
         155,000  California St Muni Fin Auth Revenue Ref Retirement
                     Housing Foundation Oblig Grp, Ser A ..............     5.00%        11/15/26             187,841
          15,000  California St Pub Wks Brd Lease Rev Judicial
                     Council CA, Ser B ................................     5.00%        06/01/34              17,251
         100,000  California St Sch Fin Auth Chrt Sch Revenue
                     Summit Public Schs (a)............................     5.00%        06/01/25             115,521
         210,000  California St Sch Fin Auth Chrt Sch Revenue
                     Summit Public Schs (a)............................     5.00%        06/01/31             238,560
         250,000  California St Stwd Cmntys Dev Auth Student
                     Hsg Rev Ref Chf Irvine LLC .......................     5.00%        05/15/35             288,627
         250,000  California Stwd Cmntys Dev Auth Rev
                     Loma Linda Univ Med Ctr, Ser A (a)................     5.00%        12/01/36             273,507
         250,000  California Stwd Cmntys Dev Auth Revenue Ref
                     CA Baptist Univ, Ser A (a)........................     5.00%        11/01/32             278,502
         100,000  California Stwd Cmntys Dev Auth Revenue Ref
                     Front Porch Communities & Services, Ser A ........     5.00%        04/01/31             117,370
         200,000  California Stwd Cmntys Dev Auth Revenue Ref,
                     CA Baptist Univ, Ser A (a)........................     3.00%        11/01/22             200,586


                        See Notes to Portfolio of Investments

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2017 (UNAUDITED)

   PRINCIPAL                                                               STATED         STATED
     VALUE                             DESCRIPTION                         COUPON        MATURITY          VALUE
----------------  -----------------------------------------------------  -----------  --------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  CALIFORNIA (CONTINUED)
$        100,000  Chino CA Cmnty Facs Dist Spl Tax 2016-2 .............     4.00%        09/01/29     $       105,919
         155,000  Fontana CA Spl Tax Cmnty Facs Dist #80
                     Bella Strada .....................................     5.00%        09/01/29             179,642
          90,000  Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master
                     Lease Proj, Ser A, AGM ...........................     5.00%        04/01/32             106,529
          85,000  Golden St Tobacco Securitization Corp CA Tobacco
                     Settlement Asset Backed Ref, Ser A ...............     5.00%        06/01/19              90,429
         255,000  Golden St Tobacco Securitization Corp CA Tobacco
                     Settlement Asset Backed Sr, Ser A-1 ..............     5.00%        06/01/33             254,169
         265,000  Golden St Tobacco Securitization Corp CA Tobacco
                     Settlement Ref, Ser A-1 ..........................     5.00%        06/01/26             312,509
         200,000  Kaweah CA Delta Hlth Care Dist Rev, Ser B ...........     5.00%        06/01/40             220,548
         100,000  Long Beach CA Bond Fin Auth Nat Gas
                     Purchase Rev, Ser A ..............................     5.25%        11/15/23             116,536
          25,000  Long Beach CA Bond Fin Auth Nat Gas
                     Purchase Rev, Ser A ..............................     5.50%        11/15/30              30,969
          10,000  Los Angeles CA Dept Of Arpts, Ser E .................     5.00%        05/15/28              11,996
         190,000  Ontario CA Cmnty Facs Dist #24 Spl Tax
                     Park Pl Facs Phase I .............................     5.00%        09/01/34             213,167
         250,000  Palomar Hlth CA Rev Ref .............................     5.00%        11/01/31             284,310
         100,000  Port Of Oakland CA AMT Ref Inter Lien, Ser D ........     5.00%        11/01/25             120,349
         200,000  Rancho Cordova CA Cmnty Facs Dist Spl
                     Tax Ref #2004-1 Sunridge Park Area ...............     5.00%        09/01/25             234,886
         300,000  River Islands CA Pub Fing Auth Spl Tax
                     Ref Cmnty Facs Dist #2003-1 ......................     5.38%        09/01/31             323,997
         185,000  Riverside CA Unif Sch Dist Fing Auth Spl
                     Tax Ref, BAM .....................................     5.00%        09/01/34             213,386
         100,000  Roseville CA Fin Auth Spl Tax Rev Ref, Ser A ........     5.00%        09/01/25             118,692
         100,000  Roseville CA Fin Auth Spl Tax Rev Ref, Ser B ........     3.00%        09/01/21             103,818
         200,000  Sacramento CA Spl Tax Natomas Meadows
                     Cmnty Facs Dist #2007-01 (a)......................     5.00%        09/01/32             217,552
         100,000  San Diego CA Pub Facs Fingauth Lease
                     Rev Ref Ballpark .................................     5.00%        10/15/28             120,568
          10,000  San Diego Cnty CA Limited Rev Obligs Ref Sanford
                     Burnham Prebys Med Discovery Institute, Ser A ....     5.00%        11/01/28              11,850
         300,000  San Francisco City & Cnty CA Redev Agy
                     Successor Agy Tax Ref Mission Bay N
                     Redev Pro, Ser A .................................     5.00%        08/01/35             345,600
         175,000  Sweetwater CA Union High Sch Dist Ref ...............     5.00%        08/01/30             206,987


                        See Notes to Portfolio of Investments

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2017 (UNAUDITED)

   PRINCIPAL                                                               STATED         STATED
     VALUE                             DESCRIPTION                         COUPON        MATURITY          VALUE
----------------  -----------------------------------------------------  -----------  --------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  CALIFORNIA (CONTINUED)
$        100,000  W Contra Costa CA Unif Sch Dist Ref, Ser A ..........     5.00%        08/01/31     $       118,433
          15,000  Washington Twp CA Hlth Care Dist Ref, Ser Dt ........     4.00%        08/01/29              16,596
                                                                                                      ---------------
                                                                                                            8,503,216
                                                                                                      ---------------

                  GEORGIA - 2.5%
         225,000  Marietta GA Dev Auth Ref Univ Facs Life
                     Univ, Ser A (a)...................................     5.00%        11/01/27             253,701
                                                                                                      ---------------

                  GUAM - 2.1%
         100,000  Guam Govt Business Priv Tax Rev Ref, Ser D ..........     5.00%        11/15/32             108,048
         100,000  Guam Govt Business Privilege Tax Revenue, Ser B-1 ...     5.00%        01/01/37             104,341
                                                                                                      ---------------
                                                                                                              212,389
                                                                                                      ---------------

                  ILLINOIS - 2.2%
          35,000  Chicago IL Ref, Ser C, CABS .........................     (b)          01/01/22              30,168
          85,000  Chicago IL Ref, Ser C, CABS .........................     (b)          01/01/24              67,154
         120,000  Illinois St, Ser A ..................................     4.00%        01/01/25             122,536
                                                                                                      ---------------
                                                                                                              219,858
                                                                                                      ---------------

                  INDIANA - 2.5%
         250,000  Evansville IN Mf Hsg Revenue Silver
                     Birch Evansville Proj ............................     4.80%        01/01/28             249,785
                                                                                                      ---------------

                  NORTH DAKOTA - 2.3%
         220,000  Grand Forks ND Senior Hsg & Nur Fac Revenue
                     Ref Vly Homes Oblig Group, Ser A .................     5.00%        12/01/23             232,494
                                                                                                      ---------------

                  TOTAL INVESTMENTS - 95.6%.........................................................        9,671,443
                  (Cost $9,581,515) (c)

                  NET OTHER ASSETS AND LIABILITIES - 4.4%...........................................          447,254
                                                                                                      ---------------
                  NET ASSETS - 100.0%...............................................................  $    10,118,697
                                                                                                      ===============

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2017, securities noted as such amounted to $2,324,522 or 23.0% of net assets.

(b)   Zero coupon bond.


                        See Notes to Portfolio of Investments

FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2017 (UNAUDITED)

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $99,800 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,872. The net unrealized appreciation was $89,928.

AGM   Assured Guaranty Municipal Corp.
AMT   Alternative Minimum Tax
BAM   Building America Mutual
CAB   Capital Appreciation Bonds

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                     LEVEL 2         LEVEL 3
                                                      TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                     VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                    10/31/2017        PRICES          INPUTS          INPUTS
                                                  --------------  --------------  --------------  --------------
Municipal Bonds*...............................   $    9,671,443  $           --  $    9,671,443  $           --
                                                  ==============  ==============  ==============  ==============

*See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at October 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                          OCTOBER 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of twelve exchange-traded funds that are currently offering shares. This report covers the First Trust California Municipal High Income ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FCAL on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it

            FIRST TRUST CALIFORNIA MUNICIPAL HIGH INCOME ETF (FCAL)
                          OCTOBER 31, 2017 (UNAUDITED)

difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security; and

     10)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                              3. SUBSEQUENT EVENTS

On November 2, 2017, First Trust Municipal High Income ETF, an additional series of the Trust, began trading under the ticker symbol FMHI on Nasdaq.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         First Trust Exchange-Traded Fund III
              ---------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: December 21, 2017
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: December 21, 2017
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: December 21, 2017
     -------------------

* Print the name and title of each signing officer under his or her signature.